Schedule of credit quality classificatio gross (Details)	12 Months Ended
Dec. 31, 2021
Stage 1and 2 [Member] | Grade One [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	<1%
Stage 1and 2 [Member] | Grade Two [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	1.0% to 5.0%
Stage 1and 2 [Member] | Grade Three [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	5.0% to 20.0%
Stage 1and 2 [Member] | Grade Four [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	20.0% to 35.0%
Stage 1and 2 [Member] | Grade Five [Member]
IfrsStatementLineItems [Line Items]
Description of probability default	>35%
Stage 1 [Member] | Grade One [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Strong
Stage 1 [Member] | Grade Two [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Strong
Stage 1 [Member] | Grade Three [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Satisfactory
Stage 1 [Member] | Grade Four [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Higher Risk
Stage 1 [Member] | Grade Five [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Higher Risk
Stage 2 [Member] | Grade One [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Strong
Stage 2 [Member] | Grade Two [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Strong
Stage 2 [Member] | Grade Three [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Satisfactory
Stage 2 [Member] | Grade Four [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Higher Risk
Stage 2 [Member] | Grade Five [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Higher Risk
Stage 3 [Member] | Grade Five [Member]
IfrsStatementLineItems [Line Items]
Credit quality description	Higher Risk
Probability of default	100.00%